Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

112 Worcester Street

Wellesley Hills, Massachusetts 02481

February 3, 2006

Securities and Exchange Commission

901 E Street, N.W.

Washington, D.C. 20549-0506
Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") ("Depositor")
Post-Effective Amendment No. 13 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83516)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 13 (the "Amendment") to the above-captioned Registration Statement. The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

       This Amendment is being filed pursuant to Rule 485(a) under the Act for the sole purposes of adding an enhanced optional living benefit rider to the Sun Life Financial Masters Contracts and adding additional variable investment options. The enhanced living benefit rider ("Secured Returns for Life Plus") differs from the current living benefit rider ("Secured Returns for Life") in that the withdrawal guarantee provided by Secured Return for Life Plus increases each year (for a maximum of ten years) if no withdrawals are taken.

       Because of this minor prospectus change, we hereby request that the prospectus, which is a part of the Registration Statement, be given selective review. The prospectus has been marked to show all changes since the filing of Post-Effective Amendment No. 12.

       Secured Returns for Life Plus will be a part of all Sun Life Financial Masters Contracts issued in states where it has been approved. In other states, until Sun Life (U.S.) obtains necessary state insurance department approvals, Sun Life (U.S.) will continue to offer the current Secured Returns for Life rider. Sun Life (U.S.) will not amend the living benefit provision on Contracts issued before state approval of Secured Returns for Life.

       Registrant intends to begin marketing Secured Returns for Life Plus on April 3, 2006. We would, therefore, appreciate any Staff comments on or before March 15, 2006. This date will allow us sufficient time to respond, if necessary, to any comments in a subsequent post-effective amendment filed under Rule 485(b) and to print and distribute the new prospectuses prior to the marketing launch.

       The Amendment shares its prospectus with a registration statement filed on Form S-3 (File No. 333-130699). The Form S-3 registration statement registers the guarantee periods of the Fixed Account described in the prospectus. We anticipate making corresponding Form S-3 filing under Rule 424(b)(3) under the Act following the resolution of any Staff comments.

       It is anticipated that the Amendment will serve as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (U.S.) and its affiliate, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"). Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life Financial Masters prospectuses to add Secured Returns for Life. By means of a separate letter, Sun Life (U.S.), Sun Life (N.Y.), and their respective separate accounts will seek SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

       Please direct all questions and comments to the undersigned at (781) 263-6402 or to Elizabeth Love of this office at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt

Assistant Vice President & Senior Counsel

cc:     Thomas C. Lauerman, Esquire

         Rebecca A. Marquigny, Esquire